INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 18,837,510	$ 17,708,752
Operating Loss Carryforwards, Limitations on Use	carried forward over 20 years